Financing Income (Expenses), Net	12 Months Ended
Dec. 31, 2017
Financing Income Expenses Net Schedule Of Financing Income Expenses Net Details
Financing Income (Expenses), Net
Note 26 – Financing Income (Expenses), Net

	For the Year Ended December 31
	2017	2016	2015
	$ thousands
Financing income
Interest income from bank deposits	640	2,269	4,772
Net change from change in exchange rates	2,259	5,448	521
Net changes in fair value of Tower options series 9	-	-	2,119
Net change in fair value of derivative financial instruments	-	6	2,720
Other income	5	1	589
Financing income	2,904	7,724	10,721
Financing expenses
Interest expenses to banks and others	(59,514)	(45,317)	(34,378)
Net change from change in exchange rates	-	-	(648)
Net change in fair value of derivative financial instruments	(1,168)	-	-
Other expenses	(9,484)	(1,959)	(1,368)
Financing expenses	(70,166)	(47,276)	(36,394)
Net financing expenses recognized in the statement of profit and loss	(67,262)	(39,552)	(25,673)